Trade Accounts and Other Receivables - Summary of Trade Accounts and Other Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Text block 1 [Abstract]
Accounts and notes receivables	¥ 2,082,717	¥ 2,480,370
Other receivables	1,744,175	1,236,794
Allowance for doubtful accounts	(30,906)	(37,442)
Total	¥ 3,795,986	¥ 3,679,722